Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We grant equity awards to our employees and directors on an annual basis, at our discretion. We may also grant equity awards to individuals upon hire or promotion or for retention purposes. We currently do not grant stock options, stock appreciation rights or similar option-like instruments, and only grant restricted stock units. During the last fiscal year, neither the Board nor the Compensation Committee took material nonpublic information into account when determining the timing or terms of equity awards, except that we did not grant equity awards during periods in which there was material nonpublic information concerning the Company, including (i) during blackout periods, except as described below for new hire or promotion grants, or (ii) at any time during the period beginning four business days before and ending one business day after the filing of any Form 10-Q or 10-K, or the filing or furnishing of a Form 8-K that discloses material nonpublic information. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

While we do not have any policy or obligation that requires us to grant equity awards on specified dates, annual equity award grants to employees are typically granted during the fourth quarter. Equity award grants to individuals upon hire or promotion are typically granted on the last day of the quarter in which the individual is hired or promoted. Our annual equity award grants to directors and named executive officers are generally approved at a meeting of the Compensation Committee and are effective as of the date of the respective meeting. The timing of the grants can vary based on the discretion of the Compensation Committee. During the year ended December 31, 2025, we did not grant equity awards to any named executive officer during any period beginning four business days before and ending one business day after the filing of any Form 10-Q or 10-K, or the filing or furnishing of a Form 8-K that discloses material nonpublic information.

Award Timing Method

While we do not have any policy or obligation that requires us to grant equity awards on specified dates, annual equity award grants to employees are typically granted during the fourth quarter. Equity award grants to individuals upon hire or promotion are typically granted on the last day of the quarter in which the individual is hired or promoted. Our annual equity award grants to directors and named executive officers are generally approved at a meeting of the Compensation Committee and are effective as of the date of the respective meeting. The timing of the grants can vary based on the discretion of the Compensation Committee. During the year ended December 31, 2025, we did not grant equity awards to any named executive officer during any period beginning four business days before and ending one business day after the filing of any Form 10-Q or 10-K, or the filing or furnishing of a Form 8-K that discloses material nonpublic information.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false